Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.6%
	COMMUNICATIONS — 9.5%
456,535	Quotient Technology, Inc. *	$6,126,700
86,880	Shutterstock, Inc.	7,665,422
		13,792,122
	CONSUMER DISCRETIONARY — 7.6%
199,875	Callaway Golf Co.	5,586,506
156,215	Gentex Corp.	5,526,887
		11,113,393
	CONSUMER STAPLES — 4.3%
438,930	Hostess Brands, Inc. *	6,316,203
	ENERGY — 2.5%
115,470	World Fuel Services Corp.	3,588,808
	FINANCIALS — 12.9%
126,345	Artisan Partners Asset Management, Inc. - Class A	6,001,386
73,645	Encore Capital Group, Inc. *	2,461,216
41,170	Evercore, Inc. - Class A	4,930,931
20,160	LendingTree, Inc. *	5,420,419
		18,813,952
	HEALTH CARE — 2.7%
23,850	Medpace Holdings, Inc. *	3,873,956
	INDUSTRIALS — 34.3%
161,265	API Group Corp. *	2,983,403
459,090	BrightView Holdings, Inc. *	7,304,122
77,225	Douglas Dynamics, Inc.	3,720,700
84,325	frontdoor, Inc. *	4,416,100
190,510	Hillenbrand, Inc.	8,851,095
116,405	SP Plus Corp. *	3,858,826
91,990	Stericycle, Inc. *	5,967,391
133,800	Terminix Global Holdings, Inc. *	6,022,338
246,006	WillScot Mobile Mini Holdings Corp. *	6,821,746
		49,945,721
	MATERIALS — 4.3%
97,950	Compass Minerals International, Inc.	6,179,666
	TECHNOLOGY — 19.5%
90,005	Bottomline Technologies de, Inc. *	4,039,424
94,260	Cornerstone OnDemand, Inc. *	4,762,015
45,825	ExlService Holdings, Inc. *	3,877,712

Bernzott U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
215,490	Inovalon Holdings, Inc. - Class A *	$5,292,434
266,220	Knowles Corp. *	5,534,714
29,345	Upland Software, Inc. *	1,450,523
68,140	Verint Systems, Inc. *	3,358,621
		28,315,443
	TOTAL COMMON STOCKS
	(Cost $98,388,511)	141,939,264

Principal Amount
	SHORT-TERM INVESTMENTS — 1.7%
$2,428,274	UMB Money Market Fiduciary, 0.01% [1]	2,428,274
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,428,274)	2,428,274
	TOTAL INVESTMENTS — 99.3%
	(Cost $100,816,785)	144,367,538
	Other Assets in Excess of Liabilities — 0.7%	1,077,388
	TOTAL NET ASSETS — 100.0%	$145,444,926

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.